SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		3 Months Ended			4 Months Ended	12 Months Ended
	Apr. 01, 2026	Mar. 31, 2026	Mar. 31, 2025		Jul. 20, 2026	Dec. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Mar. 25, 2026	Sep. 30, 2025	Sep. 22, 2025
Share price		$ 10.05								$ 10.05
Common Stock [Member]
Shares issued								395,000
Balance, shares								610,500
Share price									$ 10.78		$ 10.60
GNQ INSILICO INC [Member]
Share based compensations						$ 196,515	$ 3,449,212
Share-based compensation		$ 34,297				$ 44,053	$ 3,449,212
Balance, shares	20,000
Options granted					660,000	1,060,000
Exercise prices minimum						$ 2.00
Exercise prices maximum						7.50
Stock options grant fair value						1,633,985
Share price		$ 18.5461				10
Weighted average grant date fair value, granted		$ 31,507				$ 4.87
Unrecognized compensation cost		$ 262,349				$ 289,676
Weighted average period expected term						1 year 9 months 14 days
Options net of forfeiture						81,666
GNQ INSILICO INC [Member] | Minimum [Member]
Share price						$ 2
GNQ INSILICO INC [Member] | Maximum [Member]
Share price						$ 7.50
GNQ INSILICO INC [Member] | Equity Incentive Plan [Member]
Share based compensations		$ 34,297				$ 44,053
GNQ INSILICO INC [Member] | Common Stock [Member]
Shares issued		2,693,985	1,017,000	[1]		2,693,985
Options granted		31,800
Options net of forfeiture			198,333
GNQ INSILICO INC [Member] | Common Stock [Member] | Equity Incentive Plan [Member]
Balance, shares						2,693,985
GNQ INSILICO INC [Member] | Common Stock [Member] | Chief Executive Officer [Member]
Shares issued						5,870,000

[1]	Reflects retrospectively the 10-for-1 forward stock split that became effective on February 05, 2026